Government Grants (Tables)	12 Months Ended
Dec. 31, 2024
Government grants [Abstract]
Schedule of Disclosure of Movement in Deferred Income From Government Grants
The following table presents the movement in deferred income from government grants for the years ended December 31, 2024 and 2023:

(in millions)	December 31, 2024	December 31, 2023
Beginning balance	$360	$404
Received/receivable during the period	34	81
Fair value of EDB loan	—	7
Capitalized to fixed assets	—	(74)
Released to the consolidated statements of operations	(67)	(58)
Ending balance	$327	$360

Current	92	93
Non-current	235	267
Total	$327	$360

Schedule of Disclosure of Government Grants Recognized in Consolidated Statement of Operations
Government grants were recognized in the consolidated statements of operations as follows:

(in millions)	December 31, 2024	December 31, 2023	December 31, 2022
Cost of revenue	$31	$29	$30
Research and development expenses	36	29	11
Selling, general and administrative expenses	—	—	1
Total balance	$67	$58	$42